WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.4%
	ARGENTINA — 2.1%
198,231	MercadoLibre, Inc.*	$463,253,953
	BERMUDA — 2.1%
5,112,926	Arch Capital Group Ltd.	463,895,776
	BRAZIL — 2.0%
27,530,105	NU Holdings, Ltd. - Class A*	440,756,981
	CANADA — 4.9%
9,010,832	Canadian Natural Resources Ltd.	288,123,894
6,514,802	Canadian Pacific Kansas City Ltd.	485,287,601
1,601,392	Waste Connections, Inc.	281,524,714
		1,054,936,209
	CHINA — 2.9%
7,368,600	Tencent Holdings, Ltd.	627,779,723
	DENMARK — 1.3%
5,328,918	Novo Nordisk A/S - Class B	288,861,702
	FRANCE — 3.4%
2,120,562	Safran S.A.	747,101,029
	GERMANY — 12.4%
1,184,263	Deutsche Boerse A.G.	317,128,892
169,097	Rheinmetall A.G.	393,957,498
2,664,655	SAP S.E.	712,931,292
10,860,722	Siemens Energy A.G.*	1,267,636,747
		2,691,654,429
	INDIA — 1.8%
13,310,416	ICICI Bank Ltd. - ADR	402,373,876
	IRELAND — 5.5%
791,292	Aon PLC - Class A	282,158,901
6,537,019	Experian PLC	327,202,592
2,043,803	Seagate Technology Holdings PLC	482,460,136
454,464	STERIS PLC	112,452,572
		1,204,274,201
	ISRAEL — 1.3%
1,472,867	Monday.com, Ltd.*	285,279,609

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ITALY — 1.8%
811,095	Ferrari N.V.	$391,930,855
	JAPAN — 6.4%
30,964,600	Mitsubishi Heavy Industries, Ltd.	812,196,527
6,572,400	Nintendo Co., Ltd.	569,088,021
		1,381,284,548
	NETHERLANDS — 7.1%
291,367	Adyen N.V.*	466,912,368
587,724	ASM International N.V.	352,441,206
740,439	ASML Holding N.V.	716,811,591
		1,536,165,165
	SINGAPORE — 5.2%
6,330,696	Sea Ltd. - ADR*	1,131,485,296
	SOUTH KOREA — 2.8%
18,581,997	Coupang, Inc.*	598,340,303
	SWEDEN — 4.1%
1,261,257	Spotify Technology S.A.*	880,357,386
	SWITZERLAND — 2.1%
11,071,105	UBS Group A.G.	452,106,046
	TAIWAN — 5.4%
27,286,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,168,325,678
	UNITED KINGDOM — 18.3%
11,600,893	3i Group PLC	637,924,307
2,649,303	AstraZeneca PLC	398,393,036
36,689,153	BAE Systems PLC	1,015,908,634
10,717,375	Compass Group PLC	364,500,288
782,420	Linde PLC	371,649,500
73,990,054	Rolls-Royce Holdings PLC	1,184,079,670
		3,972,455,435
	UNITED STATES — 3.5%
4,630,821	Philip Morris International, Inc.	751,119,166
	TOTAL COMMON STOCKS
	(Cost $13,017,953,458)	20,933,737,366

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Principal Amount		Value
	BANK DEPOSIT INVESTMENTS — 3.5%
$751,807,819	UMB Bank, Money Market Special II, 3.94%[1]	$751,807,819
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $751,807,819)	751,807,819
	TOTAL INVESTMENTS — 99.9%
	(Cost $13,769,761,277)	21,685,545,185
	Other Assets in Excess of Liabilities — 0.1%	30,865,055
	TOTAL NET ASSETS — 100.0%	$21,716,410,240

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.